Grandeur Peak Global Contrarian Fund	Schedule of Investments
July 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.86%
Australia — 4.43%
Atturra ltd(a)	1,873,659	$1,010,769
Emeco Holdings Ltd.(a)	4,287,041	2,370,257
Fiducian Group Ltd	364,458	1,768,311
PeopleIN Ltd	2,506,567	1,486,737
		6,636,074
Belgium — 2.39%
Melexis NV	20,046	1,748,503
X-Fab Silicon Foundries S.E.(a)(b)(c)	285,040	1,824,518
		3,573,021
Brazil — 3.01%
Armac Locacao Logistica E Servicos SA	755,500	1,171,556
Pagseguro Digital Ltd., Class A(a)	57,100	729,738
Patria Investments Limited(a)	144,068	1,874,325
Vinci Partners Invest Ltd	65,000	733,200
		4,508,819
Canada — 2.43%
BioSyent Inc	113,187	836,127
Converge Technology Solutions Corporation	545,779	1,664,081
Winpak Ltd.(a)	32,931	1,134,285
		3,634,493
China — 8.57%
Alibaba.Com Limited	164,600	1,619,697
Chaoju Eye Care Holdings Ltd	6,026,500	2,250,512
China Meidong Auto Holdings(a)	5,155,000	1,359,614
China Yongda Automobiles Services Holdings Limited	6,874,500	1,372,617
CSPC Pharmaceutical Group	1,872,300	1,392,699
Li Ning Company Limited	431,000	802,785
TK Group Holdings Ltd	8,707,283	2,075,389
WH Group Ltd. 144A(a)	1,912,000	1,242,881
Xin Point Holdings Ltd(c)	2,005,984	718,547
		12,834,741
Colombia — 1.15%
Parex Resources, Inc.(a)	114,772	1,721,439

France — 2.53%
Antin Infrastructure Partners	76,295	1,033,298
Thermador Groupe	8,677	716,456
Virbac SA	5,347	2,036,567
		3,786,321
Germany — 1.37%
Elmos Semiconductor AG(a)	24,984	2,043,317

Hong Kong — 5.01%
Plover Bay Tech(c)	13,996,539	7,501,071

India — 1.24%
City Union Bank Ltd	900,496	1,856,303
	Shares	Fair Value
COMMON STOCKS — 99.86% (continued)
Indonesia — 1.75%
Ace Hardware Indonesia Tbk P.T.	20,871,600	$1,027,372
Bank BTPN Syariah Tbk PT	12,706,700	890,876
Selamat Sempurna Tbk PT	5,508,600	697,892
		2,616,140
Japan — 13.30%
BayCurrent Consulting, Inc.	201,100	6,191,282
Beenos Inc	243,200	4,130,230
Central Automotive NPV(a)	48,900	1,616,672
gremz Inc	78,400	1,261,207
Rise Consulting Group Inc(a)	339,100	1,779,694
Seria Co Ltd	40,400	944,917
System Support, Inc.	120,100	1,580,909
ULS Group Inc	48,000	1,579,268
YAMADA Consulting Group Co Ltd	56,400	821,338
		19,905,517
Mexico — 0.73%
Grupo Cementos de Chihuahua, S.A.B. de C.V(a)	127,100	1,085,290

Netherlands — 0.92%
Flow Traders Ltd.	82,608	1,377,865

Oman — 0.98%
Tethys Oil AB	438,366	1,463,858

Philippines — 1.26%
Concepcion Industrial	1,259,700	293,103
Pryce Corp	6,013,600	813,290
Puregold Price Club, Inc.	1,722,000	777,036
		1,883,429
Poland — 1.44%
Auto Partner SA	222,656	1,221,728
Inter Cars SA	7,500	933,810
		2,155,538
Singapore — 5.03%
Riverstone Holdings Ltd.(a)	10,534,575	7,525,608

Spain — 0.08%
Allfunds Group Plc	19,234	115,668

Sweden — 1.25%
Fasadgruppen Group AB	182,140	1,110,841
RVRC Holding AB	183,225	756,745
		1,867,586
Taiwan — 2.59%
Acer E-Enabling Service Business	242,000	1,921,649
Allied Supreme Corp	77,000	950,070
M3 Technology Inc	81,000	312,462
Sporton International, Inc.(a)	100,750	693,944
		3,878,125

Grandeur Peak Global Contrarian Fund	Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Shares	Fair Value
COMMON STOCKS — 99.86% (continued)
United Kingdom — 13.79%
B & M European Value Retail SA	311,111	$1,873,232
CVS Group plc	206,656	3,041,424
Endava plc - ADR(a)	42,700	1,360,422
Foresight Group Holdings Ltd	284,417	1,908,324
FRP Advisory Group PLC	1,673,596	2,796,195
Intermediate Capital Group PLC	25,049	706,949
Marlowe plc(a)	240,074	1,358,469
Petershill Partners PLC(a)(b)(c)	2,272,299	6,458,450
Pollen Street Group Ltd	125,000	1,139,298
		20,642,763
United States — 19.64%
Atmus Filtration Tech(a)	22,875	705,465
Bank of N.T. Butterfield & Son Ltd. (The)	57,506	2,204,780
Barrett Business Services, Inc.	40,000	1,457,600
Bowman Consulting Group Limited(a)	33,146	1,183,975
Dollar General Corporation	6,200	746,418
Dorman Products, Inc.(a)	7,575	767,878
Esquire Financial Holdings, Inc.	30,000	1,850,100
Evercore, Inc., Class A	4,351	1,089,447
Five Below, Inc.(a)	28,575	2,078,546
Frontage Holdings Corp(a)(b)(c)	4,749,000	456,615
GQG Partners Inc	742,902	1,449,924
Hackett Group, Inc. (The)	83,315	2,272,834
Healthcare Services Group, Inc.(a)	90,601	1,035,569
Littelfuse, Inc.	5,485	1,465,098
P10 Inc	266,793	2,659,926
Perella Weinberg Partners	161,675	3,055,657
Plumas Bancorp(a)	32,350	1,399,785
Shoals Technologies Group, Inc., Class A(a)	193,123	1,255,300
Western Alliance Bancorp	28,405	2,285,466
		29,420,383
Vietnam — 4.97%
Asia Commercial Bank JSC	1,395,870	1,358,640
FPT Corp	526,292	2,687,654
Hoa Phat Group(a)	677,200	731,564
Vietnam Technological & Comm Joint-stock Bank(a)	2,891,800	2,666,462
		7,444,320
Total Common Stocks (Cost $131,928,566)		149,477,689

Total Common Stocks/ Investments — 99.86%
(Cost $131,928,566)		149,477,689

Other Assets in Excess of Liabilities — 0.14%		211,140

NET ASSETS — 100.00%		$149,688,829
(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2024, these securities had a total aggregate market value of $8,739,583, representing 5.84% of net assets.

(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2024, the aggregate market value of these securities was $16,959,201, representing 11.33% of net assets.

Sector Composition (July 31, 2024)
Financials	28.4%
Technology	21.6%
Industrials	13.2%
Consumer Discretionary	12.2%
Health Care	11.7%
Consumer Staples	5.1%
Materials	3.3%
Energy	3.0%
Utilities	1.4%
Other Assets in Excess of Liabilities	0.1%
Total	100%

Industry Composition (July 31, 2024)
It Services	12.0%
Private Equity	10.9%
Banks	9.7%
Professional Services	5.2%
Health Care Supplies	5.0%
Communications Equipment	5.0%
Online Marketplace	3.8%
Mass Merchants	3.8%
Institutional Brokerage	3.7%
Health Care Services	3.5%
Specialty & Generic Pharma	2.9%
Semiconductor Devices	2.8%
Investment Management	2.2%
Exploration & Production	2.1%
Wealth Management	1.9%
Automotive Retailers	1.8%
Auto Parts	1.8%
Automotive Wholesalers	1.7%
Industrial Wholesale & Rental	1.6%
Electrical Components	1.5%
Rubber & Plastic	1.4%
Semiconductor Mfg	1.2%
Home Products Stores	1.2%
Other Industries (each less than 1%)	13.2%
Other Assets in Excess of Liabilities	0.1%
Total	100%